Income Taxes (Schedule of Unrecognized Tax Benefits Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at January 1	$ (150)	$ (158)	$ (161)
(Additions) reductions based on tax positions related to current year	(4)	(6)	(15)
Additions for tax positions of prior years	(3)	(6)	(1)
Reductions for tax positions of prior years	33	7	9
Settlements	19	2	0
Expiration of statutes of limitations	5	4	2
Currency translation adjustment	2	7	8
Balance at December 31	$ (98)	$ (150)	$ (158)